Investment Risks	Jun. 03, 2026
Ai Funds High Conviction US Equity AI-Managed ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Ai Funds High Conviction US Equity AI-Managed ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Ai Funds High Conviction US Equity AI-Managed ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Ai Funds High Conviction US Equity AI-Managed ETF | Large Capitalization Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Ai Funds High Conviction US Equity AI-Managed ETF | Mid And Small Capitalization Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Ai Funds High Conviction US Equity AI-Managed ETF | Risks Of Investment Selection Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment Selection. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Ai Funds High Conviction US Equity AI-Managed ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund will invest in exchange-traded options, which are derivative instruments and involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

Ai Funds High Conviction US Equity AI-Managed ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Ai Funds High Conviction US Equity AI-Managed ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative positions may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Ai Funds High Conviction US Equity AI-Managed ETF | Temporary Defensive Measures Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Ai Funds High Conviction US Equity AI-Managed ETF | Exchange Traded Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.
Ai Funds High Conviction US Equity AI-Managed ETF | Risk Of Use Of AI In Portfolio Management Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. In addition, a model’s signals may fail as a result of coding errors, inaccuracies supporting the model, and/or a cybersecurity breach. There are inherent risks in using predictive AI models, including the possibility that the model may produce unexpected results in volatile markets (or other situations involving market disruptions), which could result in losses to the Fund. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

Ai Funds High Conviction US Equity AI-Managed ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Ai Funds High Conviction US Equity AI-Managed ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.
Ai Funds High Conviction US Equity AI-Managed ETF | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Ai Funds High Conviction US Equity AI-Managed ETF | ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Ai Funds High Conviction US Equity AI-Managed ETF | ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Ai Funds High Conviction US Equity AI-Managed ETF | ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Ai Funds High Conviction US Equity AI-Managed ETF | ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Ai Funds High Conviction US Equity AI-Managed ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Ai Funds High Conviction US Equity AI-Managed ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Ai Funds High Conviction US Equity AI-Managed ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Ai Funds High Conviction US Equity AI-Managed ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund may invest in derivative instruments, such as futures contracts and options, which may involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Temporary Defensive Measures Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Risk Of Use Of AI In Portfolio Management Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. In addition, a model’s signals may fail as a result of coding errors, inaccuracies supporting the model, and/or a cybersecurity breach. There are inherent risks in using predictive AI models, including the possibility that the model may produce unexpected results in volatile markets (or other situations involving market disruptions), which could result in losses to the Fund. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Crypto Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Crypto Assets Risk. The Fund’s performance, is subject to the risks of the crypto assets industry generally. The trading prices of many crypto assets have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of a crypto asset, including the fact that crypto assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Crypto assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of a digital asset. Changes in the governance of a crypto asset network may not receive sufficient support from users and validators, which may negatively affect that crypto asset network’s ability to grow and respond to challenges.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Bitcoin, XRP, SOL And Other Crypto Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin, XRP, SOL and Other Crypto Assets Risk. The Fund has exposure to Bitcoin, XRP, SOL and other crypto assets, which are highly volatile and may experience sudden and significant price declines. Their values may be affected by market sentiment, liquidity constraints, macroeconomic conditions, regulatory developments, technological changes, cybersecurity incidents, fraud, market manipulation, forks, network outages, and failures of trading platforms, custodians or other service providers. Crypto asset markets are relatively new, may be less regulated and more fragmented than traditional markets, and may become illiquid or difficult to value. Certain crypto assets also face unique risks relating to token supply, governance, concentration of ownership, adoption, and continued network development. These risks could negatively affect the Fund’s investments and performance.
Cryptocurrencies are a subset of crypto assets designed to act as a medium of exchange. Despite being referred to as “currencies,” cryptocurrencies are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of crypto asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Tokenomics Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tokenomics Risk. Crypto assets are governed by protocol-level rules (“tokenomics”) that control supply, issuance, and economic incentives, which may significantly affect their value. Changes in supply, including inflation from staking or validator rewards or modifications to burn or supply cap mechanisms, may dilute existing holders or reduce anticipated scarcity. Token ownership may be concentrated, and large holders may influence market prices. In addition, tokenomics may be modified through governance processes, forks, or protocol upgrades without the consent of all holders, potentially altering the asset’s economic characteristics or fragmenting liquidity. If the incentives created by a crypto asset’s tokenomics fail to support network security, functionality, or adoption, the value of the asset may decline, adversely affecting the Fund. The tokenomics of each crypto asset are different and each crypto asset will be affected differently by its token economics.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Risks Related To The Regulation Of Crypto Assets Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to the Regulation of Crypto Assets. Any final determination by the U.S. Securities and Exchange Commission (“SEC”), the Commodity Futures Trading Commission (“CFTC”), or a court that any crypto asset held by the Fund is a “security,” “commodity,” or other regulated financial instrument may adversely affect the value and liquidity of that crypto asset and, in turn, the value of the Fund’s shares. In particular, if SOL were determined to be a security and could not be registered or traded in compliance with applicable federal securities laws, the Fund may be required to liquidate its holdings, materially alter its investment strategy, or terminate.

The regulatory treatment of digital assets under the federal securities laws remains uncertain and continues to evolve. The SEC has recently issued interpretive guidance indicating that many digital assets, particularly those that are sufficiently decentralized or lack an identifiable issuer or ongoing managerial enterprise, may not constitute securities under the federal securities laws. This guidance reflects the SEC’s view that the application of the federal securities laws to digital assets is highly dependent on the specific facts and circumstances, including the structure, governance, and economic realities of the relevant network. However, this interpretive guidance is non-binding, does not establish categorical rules, and does not preclude the SEC or a court from determining that a particular digital asset is a security.
The determination of whether a digital asset is a “security” generally depends on whether it falls within the definition of “security” under the Securities Act of 1933, the Securities Exchange Act of 1934, or the Investment Company Act of 1940, including whether the asset constitutes an “investment contract” under the test articulated in SEC v. W.J. Howey Co. or, in certain cases, a “note” under Reves v. Ernst & Young. The application of these tests to digital assets is highly fact-specific and subject to significant interpretive uncertainty. In addition, regulators and courts have indicated that the status of a digital asset may evolve over time as the underlying network, governance, or use cases change.
The SEC has brought enforcement actions alleging that certain digital assets, including SOL, are securities, as well as actions against digital asset trading platforms for allegedly operating as unregistered securities exchanges, broker-dealers, or clearing agencies based on the assets made available for trading. Although some enforcement actions have been narrowed, withdrawn, or remain unresolved, they reflect the SEC’s continued willingness to assert jurisdiction over digital asset markets, even in light of its recent interpretive statements. At the same time, judicial decisions in enforcement matters have produced mixed outcomes, further contributing to regulatory uncertainty.
In addition, recent SEC guidance and rulemaking applicable to market participants—such as expanded custody requirements, dealer definitions, and enhanced disclosure expectations for digital asset-related products—may indirectly affect the markets for digital assets by increasing compliance costs, limiting the availability of trading venues, or reducing liquidity. For example, if trading platforms on which SOL is traded are required to register as national securities exchanges or alternative trading systems and are unable or unwilling to do so, access to liquidity for SOL may be materially impaired.
The Fund’s assessment that SOL is not a security is based on a multi-factor analysis that considers statutory definitions, judicial precedent, and recent SEC interpretive guidance, including the SEC’s statements regarding decentralized digital assets, as well as the operational characteristics of the Solana network. However, this assessment is inherently uncertain, is not binding on the SEC or any court, and may be subject to change as regulatory views evolve. If the Fund’s determination is incorrect, the Fund could be subject to regulatory enforcement, required to restructure its operations, or forced to liquidate positions at unfavorable prices, any of which could have a material adverse effect on the Fund and its shareholders.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Meme Coin Risk Member
Prospectus [Line Items]
Risk [Text Block]
Meme Coin Risk: Certain of the Fund's crypto assets are “meme coins.” A meme coin is inspired by internet memes, characters, current events, or trends for which the promoter seeks to attract an enthusiastic online community to purchase the meme coin and engage in trading. Meme coins are typically purchased for entertaining, social interaction, and cultural purposes and their value is driven primarily by market demand and speculation. Meme coins also typically have limited or no use or functionality. Given the speculative nature of meme coins they tend to experience significant market volatility.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risk. The Fund’s use of futures contracts involves risks that may adversely affect its NAV and total return. These risks include: (a) imperfect correlation between the futures contract’s price and the value of the Fund’s portfolio holdings, which may reduce the effectiveness of the strategy; (b) limited liquidity in the secondary market, which may prevent the Fund from closing a futures position at a desired time or price; (c) potential for significant losses due to unanticipated market movements, which may be theoretically unlimited; (d) the Adviser’s inability to accurately predict market trends, interest rates, currency exchange rates, or other economic factors; (e) the risk that a counterparty to the futures contract may fail to meet its obligations; and (f) the need to sell portfolio securities to meet margin requirements, potentially at disadvantageous times, if the Fund has insufficient cash.
Concentration Risk. The Fund’s assets will be concentrated in the industry or group of industries that are assigned to Crypto Assets, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Crypto and Equity Rotation Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Crypto and Equity Rotation Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Crypto and Equity Rotation Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in U.S. or Cayman Islands laws, regulations, or tax treatment could adversely affect the ability of the Crypto and Equity Rotation Subsidiary to operate as intended or the Fund’s ability to qualify as a regulated investment company. Such changes could increase the Fund’s expenses, reduce its exposure to digital assets, or require restructuring of the Fund’s operations.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in spot crypto (or any other digital asset) or derivatives based upon spot crypto (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to crypto assets through investments in the Crypto and Equity Rotation Subsidiary, which is intended to provide the Fund with exposure to spot crypto returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Crypto and Equity Rotation Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to spot crypto returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.
Ai Funds Downside Defense AI-Managed ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Ai Funds Downside Defense AI-Managed ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Ai Funds Downside Defense AI-Managed ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Ai Funds Downside Defense AI-Managed ETF | Large Capitalization Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Ai Funds Downside Defense AI-Managed ETF | Mid And Small Capitalization Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Ai Funds Downside Defense AI-Managed ETF | Risks Of Investment Selection Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment Selection. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Ai Funds Downside Defense AI-Managed ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, and swaps, which may involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

Ai Funds Downside Defense AI-Managed ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Ai Funds Downside Defense AI-Managed ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Ai Funds Downside Defense AI-Managed ETF | Temporary Defensive Measures Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Ai Funds Downside Defense AI-Managed ETF | Exchange Traded Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.
Ai Funds Downside Defense AI-Managed ETF | Risk Of Use Of AI In Portfolio Management Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. In addition, a model’s signals may fail as a result of coding errors, inaccuracies supporting the model, and/or a cybersecurity breach. There are inherent risks in using predictive AI models, including the possibility that the model may produce unexpected results in volatile markets (or other situations involving market disruptions), which could result in losses to the Fund. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

Ai Funds Downside Defense AI-Managed ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Ai Funds Downside Defense AI-Managed ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.
Ai Funds Downside Defense AI-Managed ETF | ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Ai Funds Downside Defense AI-Managed ETF | ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Ai Funds Downside Defense AI-Managed ETF | ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Ai Funds Downside Defense AI-Managed ETF | ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Ai Funds Downside Defense AI-Managed ETF | ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Ai Funds Downside Defense AI-Managed ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Ai Funds Downside Defense AI-Managed ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Ai Funds Downside Defense AI-Managed ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Ai Funds Downside Defense AI-Managed ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.